Cover Page	6 Months Ended
Jul. 03, 2021
Document Information [Line Items]
Document Type	S-4/A
Entity Registrant Name	BIOVENTUS INC.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Central Index Key	0001665988